SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16.    SUBSEQUENT EVENTS:

On January 26, 2021, the Company entered into a term loan facility agreement for the amount of $737,898. The funds were available to be drawn on from the effective date of the agreement through January 27, 2021. The Company drew down the full loan amount on January 26, 2021. The Company’s research and development tax credit is to be utilized as collateral. The Lender is to be paid immediately following payment of research and development tax credit from the United Kingdom’s HM Revenue and Customs. The final repayment is due six months from the agreement date, if the loan and any interest has not been repaid in full prior to this date. The loan carries an interest rate of 1.25%.

On February 9, 2021, Parasol Investment Corporation (“Parasol”) filed with the SEC a Schedule 14F‑1 Information Statement relating to an anticipated change in the composition of its board of directors that is expected to occur in connection with a proposed share exchange to be completed by and among Parasol, the Company, and the shareholders of the Company, pursuant to which the shareholders of the Company would exchange their shares of the Company for shares of Parasol’s Common Stock (the “Exchange”), with the Company becoming Parasol’s wholly-owned subsidiary, after which Parasol would continue the business of the Company. The Exchange would occur pursuant to a Share Exchange Agreement expected to be entered into by and among Parasol, the Company, and the shareholders of the Company (the “Exchange Agreement”).

Parasol was organized as a “shell company” (as defined in Rule 12b‑2 of the Securities Exchange Act of 1934), as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective is to achieve long-term growth potential through a combination with a business, rather than immediate short-term earnings.

Pursuant to the terms of the proposed Exchange Agreement, it is expected that all outstanding shares of the Company will be converted into shares of Parasol Common Stock, such that the holders of the Company equity before the proposed Exchange will own approximately 84% of the outstanding shares of Parasol Common Stock after the Exchange (before giving effect to a potential private placement offering of Common Stock by Parasol that is expected to be consummated simultaneously with or immediately after the proposed Exchange), resulting in a change of control of Parasol. Completion of a private placement financing is expected to be a condition to completion of the Exchange.

The foregoing description of the proposed Exchange Agreement and potential Common Stock private placement and related matters does not purport to be complete and is qualified in its entirety by the terms of the actual Exchange Agreement and of terms and documentation for a private placement, none of which has yet been completed and executed. The proposed Exchange is expected to be subject to satisfaction of a number of other conditions precedent, and there can be no assurance that the Exchange Agreement will be signed or that the Exchange or Common Stock private placement will be consummated or other such conditions satisfied. If and when the Exchange Agreement is signed, it will be further described in, and filed by Parasol with the SEC as an exhibit to, a Current Report on Form 8‑K. If and when a Common Stock private placement is consummated, it will be further described in, and material agreements relating thereto will be filed by Parasol with the SEC as exhibits to, a Current Report on Form 8‑K.